Other long term liabilities	12 Months Ended
Dec. 31, 2015
Other long term liabilities
Other long term liabilities

13.  Other long term liabilities

The breakdown of other long term liabilities is as below:

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Government grant (1)	278,272	250,122
Long term payables for purchase of property, plant and equipment	—	87,664
Capital lease (2)	—	29,003
Other	4,412	6,004

Total	282,684	372,793

(1) Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with.

Grant relating to cash subsidies received by the Group’s entity in the PRC from various level of government authorities. The government subsidies are granted from time to time at the discretion of the relevant government authorities. Cash subsidies have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits and are recognized as other income when received and when all conditions for their receipt have been satisfied.

Grants for the acquisition of land use right and property, plant and equipment are recorded as long-term liabilities and amortized to other income over the amortization period, which represents the depreciable life of the related PP&E. Government grants received related to property, plant and equipment are classified as investing cash inflows on the Group’s consolidated cash flow statements. Government grants received related to land use right are classified as operating cash inflows on the Group’s consolidated cash flow statements just as company expenditures for land use rights are classified as operating cash outflows. The Group received government grant related to property, plant and equipment and land use rights of RMB 126,900, RMB 45,300 and RMB 230 during the years ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2014 and 2015, long-term liability balance of RMB 278,272 and RMB 250,122 was related to government grant for the acquisition of land use rights and property, plant and equipment, respectively.

The Group recorded RMB 14,471, RMB 32,078 and RMB 35,555 as other income for the years ended December 31, 2013, 2014 and 2015, respectively, among which RMB 13,290, RMB 27,376, and RMB 28,380 are related to the amortization of government grant.

(2) On December 31, 2015, the Company sold certain newly purchased equipment (“leased assets”) with carrying amount of RMB 44,350 to a third party (the “purchaser-lessor”) for cash consideration of RMB 41,808. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over 3 years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. As of December 2015, Rmb 12,805 is recognized as other payable (refer to Note 17) and Rmb 29,003 is recognized as other long term liability to the purchaser-lessor according to the contract term.